Note 1 - Summary of Significant Accounting Policies: Use of Estimates (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Use of Estimates

Use of Estimates

The accompanying financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.  Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates which have been made using careful judgment.  Actual results may vary from these estimates.